Acquisitions Acquisitions (Details) (TBSG [Member], USD $) In Thousands, unless otherwise specified	Dec. 22, 2012
Business Acquisition [Line Items]
Accounts receivable	$ 398
Inventories	1,524
Property and equipment	6,128
Total assets acquired	15,633
Accounts payable	(3,395)
Accrued expenses and other liabilities	(56)
Current portion of capital lease obligation	(423)
Long-term portion of capital lease obligation	(4,952)
Total liabilities assumed	(8,826)
Net assets acquired	6,807
Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets	1,132
Supply agreement [Member]
Business Acquisition [Line Items]
Intangible assets	4,484
Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 1,967